Related Party Transactions	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Party Text Block Abstract
RELATED PARTY TRANSACTIONS

21. RELATED PARTY TRANSACTIONS

The ultimate controlling party of the Group is Planwise Group Ltd.

Rasna Therapeutics Inc is a related party as the entity is controlled by a person that has significant influence over the Group. Rasna is also party to a Shared Services agreement with Tiziana whereby Rasna is charged for shared services such as the payroll and rent. During 2020, Tiziana extended a loan to Rasna for $72,000 at an interest rate of 8% per annum. During 2022, Tiziana extended a further loan to Rasna for $85,000 at an interest rate of 16% per annum. As of December 31, 2022, $206k (2021: $106, 2020: $78k) was owed to Tiziana Life Sciences Ltd in respect of the loan, accrued interest and the shared services agreement. The total charged under the shared services agreement in the year ending 31 December 2022 was $7k (2021: $11k, 2020: $6k).

In addition to the above, on April 16, 2020, Tiziana also acquired all of the intellectual property relating to a nanoparticle-based formulation of Actinomycin D (Act D; a.k.a. Dactinomycin), from Rasna to expand its pipeline for a consideration of an initial $120k upfront payment and milestone payments of up to an additional aggregate $630k. There were no milestone payments due in the year ending 31 December 2022.

OKYO Pharma Ltd is a related party as the entity is controlled by a person that has significant influence over the Group. OKYO is also party to a Shared Services agreement with Tiziana whereby OKYO is charged for shared services such as the payroll and rent. As of December 31, 2022 $274k (2021, $42k, 2020: $27k) was owed to Tiziana Life Sciences Ltd in respect of this agreement. The total charged under the shared services agreement in the year ending 31 December 2022 was $125k (2021: $98k, 2020: $20k).

In August 2022, the Group issued a short-term credit facility to OKYO Pharma, a related party, for $2,000k in order to support short term liquidity. The loan is available for a period of 6 months upon first draw-down and carries an interest rate of 16% per annum, with additional default interest of 4% if the loan is not repaid after the 6-month period. As at December 31, 2022 $1,056k had been drawn down against the loan and $19k of interest had been accrued.

Gensignia Lifesciences Inc is a related party as the entity is controlled by a person that has significant influence over the Group. As of December 31, 2022 $ 295k was written off to bad debt after management assessment and deemed the balance to be irrecoverable (2021, $295k, 2020: $348k).

Accustem Sciences Inc is a related party as the entity is controlled by a person that has significant influence over the Group. Accustem is also party to a Shared Services agreement with Tiziana whereby the Company is charged for shared services such as payroll and rent As of December 31, 2022 $72K (2021, ($1,341k) (2020: ($1,346k)) was the net amount owed from Accustem, including shared service costs of $72k.